ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITIONS [Abstract]
Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition
Under business combination accounting, the total purchase price was allocated to Hayes's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $337)	$733
Deferred revenues	(366)
Intangible assets	4,384
Goodwill	4,547

Total purchase price	$9,298

Schedule of Intangible Assets Acquired in Business Acquisition
The following table sets forth the components of intangible assets associated with the Hayes acquisition:

Fair value

Core technology (1)	$3,596
Customer relationships (2)	564
Non-Competition agreement (3)	224

Total intangible assets	$4,384

(1)
Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.

(3)
The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of four years, which is amortized on a straight line basis over four years.

Summary of Pro Forma Information
The following unaudited condensed combined pro forma information for the years ended December 31, 2013 and 2012, gives effect to the acquisition of Hayes as if the acquisition had occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $1,109 and $707 in 2013 and 2012, respectively, and related tax effects.

	Year ended December 31,
	2013	2012
	Unaudited

Revenues	$28,381	$29,030
Net loss	$(1,240)	$(320)
Basic and diluted loss per share	$(0.11)	$(0.03)